Share-Based Compensation (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 01, 2016	Jul. 23, 2018	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares)				727,476			616,700
Extent unvested option	2 years
Stock options vesting period							3 years
Granted restricted stock units (in Shares)				242,492
Fair value stock options (in Dollars)			$ 4,700,000
Estimated forfeiture, percentage			0.00%	10.50%	13.04%
Share-based compensation expense (in Dollars)				$ 391,625	$ 55,468
Equity Incentive Plan 2016 [Member]
Share-Based Compensation (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares)	6,312,000
Exercise price outstanding options	$ 1.28
Cash dividend per ordinary share		$ 0.4
Maximum contractual term	4 years
Stock options vesting period			3 years
Fair market value per share			$ 1.41
Exercise price per share			$ 1.28
Risk-free interest rate			1.81%
Dividend yield			0.00%
Life of option term						4 years
Volatility						47.40%
Minimum [Member] | Equity Incentive Plan 2016 [Member]
Share-Based Compensation (Details) [Line Items]
Exercise price outstanding options		1.28
Maximum [Member] | Equity Incentive Plan 2016 [Member]
Share-Based Compensation (Details) [Line Items]
Exercise price outstanding options		0.88
American Depositary Shares [Member] | Equity Incentive Plan 2016 [Member]
Share-Based Compensation (Details) [Line Items]
Cash dividend per ordinary share		$ 0.4
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) [Line Items]
Granted restricted stock units (in Shares)							616,700
Stock option vested (in Shares)				242,492	32,234